Debt Obligations (Revolver) (Details 2) (USD $)	9 Months Ended				9 Months Ended	1 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 [FairValueInputsLevel3Member]	Sep. 30, 2011 [FairValueInputsLevel3Member]	Sep. 30, 2012 [ConvertibleDebtMember] [ElevenPointFivePercentFixedRateDueMarchTwoThousandFourteenMember]	Sep. 27, 2012 [CyanPartnersLimitedPartnershipMember]	Sep. 28, 2012 [CyanPartnersLimitedPartnershipMember]	Sep. 30, 2012 [CyanPartnersLimitedPartnershipMember] [RevolvingCreditFacilityMember]	May 31, 2012 [CyanPartnersLimitedPartnershipMember] [RevolvingCreditFacilityMember]
Line of Credit Facility [Line Items]
Line Of Credit Facility Initiation Date 1	Apr. 12, 2012
Line of Credit Facility, Maximum Borrowing Capacity								$ 100,000,000
Line of Credit Facility, Amount Outstanding								40,000,000
Debt Instrument, Interest Rate, Stated Percentage					11.50%			13.00%	12.00%
Debt Instrument, Interest Accrued On Debt	5.50%							3.00%
Line Of Credit Facility Available Borrowing Capacity						125,000,000		40,000,000
Line of Credit Facility, Increase, Additional Borrowings							15,000,000	60,000,000
Line of Credit Facility, Fair Value of Amount Outstanding			870,000,000	420,000,000
Debt Instrument, Convertible, Conversion Price					$ 16.52
Debt Instrument, Convertible, Conversion Ratio					61
Debt Instrument Conversion Denomination					1,000
Other financing costs paid	$ 28,109,000	$ 11,226,000				$ 1.25